Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Allowance for credit loss	$ 23,407	$ 17,477
Net operating loss carry forwards	284,059	99,745
Depreciation and amortization	22,153	6,432
Less: valuation allowances	(284,059)	(99,745)	$ (214,543)
Total deferred tax assets, net	$ 45,560	$ 23,909